Segment Information - Narrative (Detail)	12 Months Ended
Dec. 31, 2018 Segment
Segment Reporting Information [Line Items]
Number of reportable segments	2
Net Assets, Geographic Area | Geographic Concentration Risk | United States | Minimum
Segment Reporting Information [Line Items]
Long-lived assets	99.00%